Ordinary Shares and Series A-1 Convertible Preferred (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands															6 Months Ended
	Aug. 07, 2023 shares	Jul. 24, 2023 shares	Jul. 21, 2023 $ / shares shares	Jul. 19, 2023 CNY (¥) shares	Jul. 19, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Mar. 03, 2023 CNY (¥) shares	Mar. 03, 2023 USD ($) $ / shares shares	Feb. 21, 2023 shares	Feb. 10, 2023 USD ($) $ / shares shares	Dec. 08, 2022 CNY (¥) shares	Dec. 08, 2022 USD ($) $ / shares shares	Nov. 29, 2022 shares	Nov. 01, 2019 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 shares	Jul. 11, 2024 USD ($)	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Oct. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2013 $ / shares shares
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized																							2,000,000,000
Common stock shares par value (in Dollars per share) | $ / shares																							$ 0.0000001
Common stock shares issued																							975,308,700
Share capital (in Dollars) | $																		$ 3,000,000
Aggregate shares										375
Net proceed received from common stock				¥ 46,245	$ 6,471,000		¥ 158	$ 23,000			¥ 3,136	$ 450,000
Depository share price (in Dollars per share) | $ / shares										$ 0.47
Regular Warrant [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Aggregate shares				4,285,711,875	4,285,711,875
Reset Warrant [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Aggregate shares	8,169,637,500			10,714,279,875	10,714,279,875
Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Principal amount (in Dollars) | $						$ 21,000,000
Conversion price (in Dollars per share) | $ / shares						$ 0.00112
Minimum [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized																						2,000,000,000
Maximum [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized																						2,275,948,587
Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Aggregate shares				4,285,711,875	4,285,711,875
Mr. Jiancheng Li [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Converted shares									129,519,698
Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized																					50,000,000,000
Common stock shares par value (in Dollars per share) | $ / shares																					$ 0.0000001
Share capital (in Dollars) | $																					$ 5,000,000
Class A Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized														325,773,972
Common stock shares par value (in Dollars per share) | ¥ / shares															¥ 0.0000001					¥ 0.0000001
Common stock shares issued															33,312,608,296				33,312,608,296	33,312,108,296
Aggregate shares											375,000,000	375,000,000
Purchase price (in Dollars per share) | $ / shares					$ 0.00187							$ 0.0017							$ 0.52
Net proceed received from common stock															¥ 498,436	$ 71,596,000
Ordinary shares voting rights															one	one
Convertible of ordinary share															1	1
Class A Ordinary Shares [Member] | Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Aggregate converted shares						18,750,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Converted ordinary shares																	18,750,000,000
Aggregate shares				4,285,711,875	4,285,711,875		120,811,500	120,811,500									120,811,500
Purchase price (in Dollars per share) | $ / shares					$ 0.0019			$ 0.0017
Converted shares																	129,519,698
Class A Ordinary Shares [Member] | Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized																					30,000,000,000
Class B Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized														619,938,058
Common stock shares par value (in Dollars per share) | ¥ / shares															¥ 0.0000001					¥ 0.0000001
Common stock shares issued															490,418,360				490,418,360	490,418,360
Ordinary shares voting rights															ten	ten
Class B Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Converted ordinary shares
Aggregate shares
Converted shares																	(129,519,698)
Class B Ordinary Shares [Member] | Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized																					10,000,000,000
Common Stock [Member] | Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized																					10,000,000,000
Class C Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares par value (in Dollars per share) | ¥ / shares															¥ 0.0000001					¥ 0.0000001
Common stock shares issued															7,071,427				7,071,427	7,071,427
Aggregate shares											75,000	75,000
Purchase price (in Dollars per share) | $ / shares												$ 0.0036
Sale of shares													7,875,000
Ordinary shares voting rights															10,000	10,000
Class C Ordinary Shares [Member] | Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Aggregate shares						5,625,000
Purchase price (in Dollars per share) | $ / shares						$ 0.00271
Class C Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Converted ordinary shares
Aggregate shares			1,371,427														5,625,000
Purchase price (in Dollars per share) | $ / shares			$ 0.00223
Converted shares
Class A ordinary shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Aggregate shares		5,625
IPO [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized														5,000,000,000
Common stock shares par value (in Dollars per share) | $ / shares														$ 0.0000001
Share capital (in Dollars) | $														$ 500,000
IPO [Member] | Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized														1,000,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized														3,380,061,942
Converted ordinary shares														715,043,731
Aggregate shares															150,000,000	150,000,000
IPO [Member] | Class B Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Common stock shares authorized														619,938,058
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Aggregate shares															12,504,475	12,504,475
Private Placement [Member] | Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Principal amount (in Dollars) | $										$ 21,000,000
Interest rate										8.00%
Private Placement [Member] | Convertible Notes Payable [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Convertible promissory note payment (in Dollars) | $										$ 21,000,000
Private Placement [Member] | Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Shares adjusted price percentage										64.00%